Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 23,979	$ 22,493	$ 20,260
Change in Fair value	902	197	(746)
Cumulative change in FV	$ 195	$ (707)	$ (547)